Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2020 (CHF million)
Balance at beginning of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
Increase/(decrease)	91	(3,076)	(49)		(327)	(5)	45	(3,321)
Reclassification adjustments, included in net income/(loss)	87	17	32		290	(143)	157	440
Total increase/(decrease)	178	(3,059)	(17)		(37)	(148)	202	(2,881)
Balance at end of period	206	(17,528)	13		(3,727)	456	(2,570)	(23,150)
2019 (CHF million)
Balance at beginning of period	(72)	(13,442)	10		(3,974)	387	(890)	(17,981)
Increase/(decrease)	65	(1,015)	20		44	338	(2,053)	(2,601)
Increase/(decrease) due to equity method investments	10	(18)	0		0	0	0	(8)
Reclassification adjustments, included in net income/(loss)	25	6	0		282	(121)	193	385
Cumulative effect of accounting changes, net of tax	0	0	0		(42)	0	(22)	(64)
Total increase/(decrease)	100	(1,027)	20		284	217	(1,882)	(2,288)
Balance at end of period	28	(14,469)	30		(3,690)	604	(2,772)	(20,269)
2018 (CHF million)
Balance at beginning of period	(62)	(13,119)	48		(3,583)	522	(2,544)	(18,738)
Increase/(decrease)	(114)	(342)	(10)		(710)	(26)	1,605	403
Increase/(decrease) due to equity method investments	(10)	0	0		0	0	0	(10)
Reclassification adjustments, included in net income/(loss)	114	19	(7)		319	(109)	49	385
Cumulative effect of accounting changes, net of tax	0	0	(21)		0	0	0	(21)
Total increase/(decrease)	(10)	(323)	(38)		(391)	(135)	1,654	757
Balance at end of period	(72)	(13,442)	10		(3,974)	387	(890)	(17,981)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2020, 2019 and 2018.

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2020	2019	2018
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	17	6	19
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	355	355	396
Tax expense/(benefit)	(65)	(73)	(77)
Net of tax	290	282	319
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(176)	(153)	(138)
Tax expense/(benefit)	33	32	29
Net of tax	(143)	(121)	(109)
1
Includes net releases of CHF 21 million on the liquidation of Credit Suisse Securities (Johannesburg) Proprietary Limited in 2018. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 32 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2020		2019		2018
Common shares issued
Balance at beginning of period	2,556,011,720		2,556,011,720		2,556,011,720
Cancellation of repurchased shares	(108,264,000)		0		0
Balance at end of period	2,447,747,720		2,556,011,720		2,556,011,720
Treasury shares
Balance at beginning of period	(119,761,811)		(5,427,691)		(5,757,666)
Sale of treasury shares	1,222,417,138		795,576,688		770,559,108
Repurchase of treasury shares	(1,303,331,434)		(951,743,509)		(816,841,331)
Cancellation of repurchased shares	108,264,000		0		0
Share-based compensation	50,809,266		41,832,701		46,612,198
Balance at end of period	(41,602,841)		(119,761,811)		(5,427,691)
Common shares outstanding
Balance at end of period	2,406,144,879	[1]	2,436,249,909	[1]	2,550,584,029
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	[1]	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2020 (CHF million)
Balance at beginning of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
Increase/(decrease)	90	(2,974)	(49)		(55)	(4)	(6)	(2,998)
Reclassification adjustments, included in net income/(loss)	87	17	32		12	0	157	305
Total increase/(decrease)	177	(2,957)	(17)		(43)	(4)	151	(2,693)
Balance at end of period	205	(17,517)	13		(460)	(11)	(2,469)	(20,239)
2019 (CHF million)
Balance at beginning of period	(58)	(13,573)	9		(350)	(8)	(860)	(14,840)
Increase/(decrease)	65	(990)	21		(42)	0	(1,931)	(2,877)
Reclassification adjustments, included in net income/(loss)	21	3	0		17	1	193	235
Cumulative effect of accounting changes, net of tax	0	0	0		(42)	0	(22)	(64)
Total increase/(decrease)	86	(987)	21		(67)	1	(1,760)	(2,706)
Balance at end of period	28	(14,560)	30		(417)	(7)	(2,620)	(17,546)
2018 (CHF million)
Balance at beginning of period	(51)	(13,248)	48		(381)	2	(2,302)	(15,932)
Increase/(decrease)	(115)	(344)	(11)		(18)	(10)	1,394	896
Reclassification adjustments, included in net income/(loss)	108	19	(7)		49	0	48	217
Cumulative effect of accounting changes, net of tax	0	0	(21)		0	0	0	(21)
Total increase/(decrease)	(7)	(325)	(39)		31	(10)	1,442	1,092
Balance at end of period	(58)	(13,573)	9		(350)	(8)	(860)	(14,840)
1 No impairments on available-for-sale debt securities were recognized in net income/(loss) in 2020, 2019 and 2018.

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2020	2019	2018
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	17	3	19
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	13	22	55
Tax expense/(benefit)	(1)	(5)	(6)
Net of tax	12	17	49
1
Includes net releases of CHF 21 million on the liquidation of Credit Suisse Securities (Johannesburg) Proprietary Limited in 2018. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 31 – Pension and other post-retirement benefits" for further information.